Leases (Details) - Schedule of Future Minimum Lease Payments - USD ($) $ in Thousands	Mar. 31, 2024	Jun. 30, 2023
Schedule of Future Minimum Lease Payments [Abstract]
June 30, 2024	$ 50	$ 158
June 30, 2025	205	189
June 30, 2026	199	183
June 30, 2027	48	47
June 30, 2028	32	32
Total minimum lease payments	534	609
Less amount representing interest	(125)	(87)
Total operating lease liabilities	$ 409	$ 522